UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Managed Municipal Income Trust

Semiannual report
4 | 30 | 24

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PMM

Putnam
Managed Municipal
Income Trust

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Other information for shareholders	3
Important notice regarding Putnam’s privacy policy	4
Summary of dividend reinvestment plans	5
Financial statements	7
Shareholder meeting results	38

The fund has adopted a managed distribution policy (the “Distribution Policy”) with the goal of providing shareholders with a consistent, although not guaranteed, monthly distribution. In accordance with the Distribution Policy, the fund currently expects to make monthly distributions to common shareholders at a distribution rate per share of $0.0238. Distributions may include ordinary and/or tax-exempt income, net capital gains, and/or a return of capital of your investment in the fund. You should not draw any conclusions about the fund’s investment performance from the amount of this distribution or from the terms of the Distribution Policy. The Distribution Policy provides that the Board of Trustees may amend or terminate the Distribution Policy at any time without prior notice to fund shareholders.

Message from the Trustees

June 17, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/24. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Managed Municipal Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2023, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2023, up to 10% of the fund’s common shares outstanding as of September 30, 2023.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Managed Municipal Income Trust 3

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

4 Managed Municipal Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Managed Municipal Income Trust 5

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

6 Managed Municipal Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Managed Municipal Income Trust 7

The fund’s portfolio 4/30/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
G.O. Bonds General Obligation Bonds
PSFG Permanent School Fund Guaranteed
Q-SBLF Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (131.5%)*	Rating**	Principal amount	Value
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena’ Nena’ Henash), 4.00%, 10/1/44	A+/F	$5,125,000	$4,777,639
			4,777,639
Arizona (4.4%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	500,980
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	421,547
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB+	2,330,000	2,173,201
5.00%, 2/15/38	BBB+	500,000	499,594
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	753,152
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB	1,700,000	1,588,738
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	236,811
5.00%, 7/1/35	BB	900,000	902,865
Ser. A, 5.00%, 7/1/35	BB	600,000	601,910
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.875%, 11/15/52	BBB+/P	1,500,000	1,587,660
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,121,288
5.00%, 12/1/32	A3	570,000	599,799
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	835,000	828,543
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	492,049
			13,308,137
Arkansas (0.6%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
4.00%, 12/1/44	A	610,000	569,088
4.00%, 12/1/39	A	585,000	567,958
4.00%, 12/1/37	A	805,000	801,546
			1,938,592

8 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
California (10.7%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	$475,000	$424,005
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,644,872	1,520,886
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B−/P	750,000	640,412
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB−	465,000	465,488
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B−/P	4,405,000	300,941
CA State Muni. Fin. Auth. Rev. Bonds, (Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,410,000	1,750,380
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.20%, 6/15/54 ##	BB	800,000	824,578
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	800,000	825,972
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,570,000	1,201,641
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,854,937
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	2,000,000	1,379,652
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,715,000	2,270,901
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	3,125,000	2,268,559
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	880,000	789,373
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	15,675,000	1,591,685
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB−/P	1,200,000	1,075,861
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	404,097
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	609,159
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 4.00%, 5/1/49	A1	7,500,000	6,917,348
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	438,848
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	4,000,000	3,705,930
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	730,000	732,278
			31,992,931
Colorado (2.9%)
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	401,036
4.00%, 5/1/51	Baa3	350,000	269,201

Managed Municipal Income Trust 9

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Colorado cont.
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/41	Baa3	$175,000	$149,220
4.00%, 5/1/36	Baa3	150,000	138,944
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	755,410
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,250,310
5.00%, 1/1/31	BB/P	500,000	502,421
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB−/P	1,650,000	1,597,580
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	834,758
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB−/P	1,000,000	829,766
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	498,060
Sterling Ranch Cmnty. Auth. Board Rev. Bonds
(Metro. Dist. No. 4 Subdist. A), Ser. A, 6.50%, 12/1/54	B/P	1,000,000	1,017,352
(Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	377,191
			8,621,249
Connecticut (1.2%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	3,500,000	3,473,983
			3,473,983
Delaware (1.3%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.25%, 7/1/44	BB+/P	875,000	902,386
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	922,542
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	697,424
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB−/P	998,000	947,435
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB−/P	490,000	476,963
			3,946,750
District of Columbia (6.3%)
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A−	1,065,000	958,952
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	6,675,000	7,259,990
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,556,515
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,303,062
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB−/P	1,000,000	890,820
(DC Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,274,553
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,500,000	2,445,854

10 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
District of Columbia cont.
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/39	BBB	$400,000	$408,023
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	679,082
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	349,253
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,749,488
			18,875,592
Florida (8.2%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	429,811
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,900,000	1,523,490
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB−/P	750,000	709,743
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/41	B+/P	1,000,000	897,700
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	574,644
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	408,186
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U.), 5.00%, 3/1/44	BB	1,370,000	988,075
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A−	1,300,000	1,315,054
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB−/P	500,000	506,484
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	678,764
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	745,000	741,583
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	896,165
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 6.30%, 5/1/54	BB−/P	1,140,000	1,186,852
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	204,724
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,239,967
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	2,570,000	2,376,306
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	545,185
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,606,844
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	1,690,000	1,689,885

Managed Municipal Income Trust 11

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Florida cont.
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	$1,000,000	$990,685
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,397,283
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	400,518
4.00%, 12/15/36	BB+/F	355,000	311,711
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	450,000	450,127
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB−/P	675,000	676,998
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB−/P	2,420,000	2,090,307
			24,837,091
Georgia (5.8%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	740,000	728,364
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	25,000	25,425
5.00%, 7/15/30	Baa2	685,000	688,379
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	15,000	15,255
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 3.00%, 4/1/45	A+	1,785,000	1,372,961
Coweta Cnty., Dev. Auth. Rev. Bonds, (Piedmont Healthcare, Inc.), 5.00%, 7/1/44	AA−	4,000,000	4,090,676
DeKalb Cnty., Dev. Auth. (GLOBE Academy, Inc. (The)), Ser. A, 5.00%, 6/1/63	Baa2	515,000	485,369
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,000,000	1,490,356
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB−/P	2,980,000	2,658,578
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	2,200,000	2,321,935
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A1	3,345,000	3,476,728
			17,354,026
Illinois (10.6%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	1,000,000	1,031,874
Ser. A, 5.00%, 1/1/40	BBB+	2,000,000	2,058,327
Ser. A, 5.00%, 1/1/30	BBB+	1,800,000	1,924,468
Ser. B, 4.00%, 1/1/38	BBB+	2,747,000	2,683,707
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	341,000	310,661
3.04%, 12/1/28	BBB/P	241,000	223,041
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,496,769
Ser. A, 5.00%, 12/1/47	BB+	1,750,000	1,734,651
Ser. A, 5.00%, 12/1/40	BB+	500,000	508,303
Ser. H, 5.00%, 12/1/36	BB+	2,100,000	2,124,679

12 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Illinois cont.
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/41	A	$1,000,000	$1,049,304
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A+	700,000	728,179
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	262,000	261,224
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	2,100,000	2,269,484
Ser. A, 5.00%, 5/1/38	A3	1,000,000	1,032,523
IL State Fin. Auth. Rev. Bonds
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	639,402
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	804,764
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	345,014
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A−	700,000	718,089
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	1,500,000	1,419,883
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,202,430
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), 4.00%, 6/15/52	A	1,000,000	878,251
4.00%, 12/15/47	A	2,100,000	1,900,164
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.95%, 6/15/31), 12/15/47 ††	A	1,500,000	1,032,512
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	651,304
5.00%, 4/1/31	AA	500,000	525,432
4.00%, 4/1/40	AA	610,000	577,905
4.00%, 4/1/39	AA	500,000	486,712
Sales Tax Securitization Corp. Rev. Bonds, Ser. A, 4.00%, 1/1/38	AA−	1,750,000	1,720,430
			32,339,486
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF — Tippecanoe, LLC), 5.125%, 6/1/58	BBB−	500,000	504,770
			504,770
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	600,000	654,392
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	815,000	803,145
			1,457,537
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	335,000	307,410
			307,410

Managed Municipal Income Trust 13

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	$1,000,000	$756,018
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	126,060
			882,078
Louisiana (0.1%)
LA Pub. Fac. Auth. Rev. Bonds, (U. of Tulane), 4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	20,514
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	363,595
			384,109
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	500,000	501,306
			501,306
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	549,000	555,532
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,220,238
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary’s U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	490,905
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	594,562
4.00%, 9/1/40	B+/P	755,000	664,240
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	997,976
Westminster, Rev. Bonds, (Lutheran Village at Miller’s Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	250,000	250,191
			4,773,644
Massachusetts (0.7%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB−/P	1,250,000	1,181,255
5.00%, 6/15/39	BB−/P	1,000,000	1,002,533
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default) †	D/P	995,000	9,950
			2,193,738
Michigan (5.9%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	750,000	766,106
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	3,975,000	3,026,726
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	716,837
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB−/F	1,000,000	931,396
5.00%, 11/15/32	BBB−/F	1,215,000	1,213,304
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB−	2,150,000	1,920,615

14 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Michigan cont.
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	$1,000,000	$786,550
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,000,000	606,290
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB−/F	500,000	457,414
Pontiac City, G.O. Bonds, (Pontiac School Dist.)
Q-SBLF 4.00%, 5/1/45 T	Aa1	3,576,000	3,449,049
Q-SBLF 4.00%, 5/1/50 T	Aa1	4,023,000	3,792,239
			17,666,526
Minnesota (1.0%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	323,044
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB−/P	500,000	432,210
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,108,169
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A−/P	1,020,000	1,020,456
			2,883,879
Missouri (4.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), 4.00%, 3/1/41	A1	1,500,000	1,429,346
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BBB−	2,270,000	1,787,331
4.00%, 5/1/38	BBB−	900,000	763,063
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB−	1,900,000	1,457,731
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Children’s Mercy Hosp.), Ser. A, 4.00%, 5/15/48	AA−	5,600,000	5,252,404
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB−/P	875,000	660,533
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,086,812
			14,437,220
Nevada (1.4%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	395,000	397,413
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	615,000	564,401
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB−/P	650,000	460,331
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	210,000	210,457
Las Vegas, Special Assmt. Dist. No. 817 Special Assmt. Bonds, (Summerlin Village 29)
6.00%, 6/1/53	BB−/P	500,000	508,571
6.00%, 6/1/48	BB−/P	350,000	357,016
5.75%, 6/1/43	BB−/P	500,000	507,516
5.50%, 6/1/38	BB−/P	375,000	380,657

Managed Municipal Income Trust 15

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Nevada cont.
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB−/P	$605,000	$497,639
4.00%, 6/1/39	BB−/P	425,000	374,731
			4,258,732
New Hampshire (0.5%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	253,888
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A−	1,000,000	1,013,721
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default) †	D/P	605,808	145,394
			1,413,003
New Jersey (0.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Ashland School, Inc.), 6.00%, 10/1/33	BBB	930,000	931,218
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	500,000	504,438
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB−	450,000	453,606
			1,889,262
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	482,567
			482,567
New York (9.8%)
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5.50%, 11/15/47	A3	4,000,000	4,418,140
Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	3,008,521
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	700,000	635,090
Ser. A-2B, 5.00%, 6/1/45	BB+	3,000,000	2,799,850
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	225,000	219,187
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,000,000	2,211,294
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	4,215,000	3,072,324
2.875%, 11/15/46	A+	1,860,000	1,344,355
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	2,000,000	1,457,097
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB−/P	750,000	751,571
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.)
5.625%, 4/1/40	Baa3	1,000,000	1,087,401
5.00%, 10/1/40	Baa3	1,250,000	1,291,470
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	2,000,000	1,466,471
Port Auth. of NY & NJ Rev. Bonds Ser. 218, 5.00%, 11/1/49 T	Aa3	2,460,000	2,493,960

16 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
New York cont.
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB−/F	$1,000,000	$950,302
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB−/P	2,000,000	2,021,432
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	800,000	718,726
			29,947,191
North Carolina (1.7%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BB/P	2,320,000	2,079,964
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	444,549
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,760,725
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	946,483
			5,231,721
North Dakota (0.8%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst.), Ser. A, AGM
5.00%, 12/1/53	AA	2,000,000	2,039,216
5.00%, 12/1/48	AA	350,000	360,176
			2,399,392
Ohio (3.6%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	470,000	426,112
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	1,300,000	951,521
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,501,726
Northeast Ohio Med. U. Rev. Bonds, Ser. A, 3.00%, 12/1/40	Baa1	1,575,000	1,219,865
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,157,523
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	Baa1	3,400,000	2,997,972
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	754,432
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,395,000	1,203,409
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	130,018
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	500,000	538,282
			10,880,860
Oregon (0.3%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	305,000	304,693
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B, 5.00%, 11/1/36	A3	500,000	536,795
			841,488

Managed Municipal Income Trust 17

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Other (1.0%)
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	$2,999,448	$2,919,748
			2,919,748
Pennsylvania (4.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,252,433
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	731,945
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB−	350,000	339,593
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	935,333
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	441,729
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,281,651
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	1,000,000	728,946
Maxatawny Twp., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), Ser. A
5.00%, 1/1/42	BBB+/F	1,450,000	1,429,828
5.00%, 1/1/41	BBB+/F	1,400,000	1,390,522
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	1,000,000	1,098,764
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	700,000	662,871
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	B+/F	660,000	546,414
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	40,000	42,736
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB−/P	1,300,000	1,208,673
			12,091,438
Puerto Rico (4.4%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	3,388,447	3,152,601
4.00%, 7/1/37	BB/P	3,000,000	2,875,115
4.00%, 7/1/33	BB/P	1,920,000	1,892,388
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB−/P	4,700,000	4,598,743
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default) †	D/P	2,500,000	662,500
			13,181,347

18 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
South Carolina (4.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB−/P	$1,000,000	$815,293
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,010,074
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	507,965
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,020,000	678,047
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/51 T	A3	3,000,000	2,692,772
4.00%, 12/1/42 T	A3	5,250,000	5,048,467
4.00%, 12/1/41 T	A3	4,000,000	3,877,732
			14,630,350
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB−	1,500,000	1,201,616
			1,201,616
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB−/F	1,750,000	1,223,452
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/39	A1	1,000,000	1,109,545
			2,332,997
Texas (7.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	975,970
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	512,338
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba3	1,100,000	1,132,421
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	2,500,000	2,541,541
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A−	1,200,000	1,017,163
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/45	AA+	7,000,000	7,421,974
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	231,579
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	958,383
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB−	2,500,000	2,505,019
(United Airlines, Inc.), 4.00%, 7/1/41	BB−/F	1,250,000	1,174,330
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,250,000	1,259,908
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Woman’s U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	887,429
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/30	A1	1,000,000	1,042,464

Managed Municipal Income Trust 19

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Texas cont.
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	$700,000	$344,765
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/37	Baa2	900,000	726,708
			22,731,992
Utah (1.8%)
Infrastructure Agcy. Telecomm. Rev. Bonds
6.00%, 10/15/47	BBB−/F	1,350,000	1,445,018
4.00%, 10/15/39	BBB−/F	1,500,000	1,337,102
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	987,261
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	1,024,227
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	640,325
			5,433,933
Virginia (3.5%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	995,000	997,162
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	505,000	473,237
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	952,100
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	771,495
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Lexington Retirement Cmnty.), 4.00%, 1/1/48	BBB−/F	1,310,000	1,122,850
(Lexington Retirement Cmnty.), 4.00%, 1/1/42	BBB−/F	1,000,000	904,279
(Kendal at Lexington), 4.00%, 1/1/31	BBB−/F	675,000	669,903
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	460,000	460,058
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	490,949
VA State Small Bus. Fin. Auth. Hlth. Care Fac. Rev. Bonds, (Bon Secours Mercy Hlth., Inc.), 4.00%, 12/1/49	A+	4,000,000	3,698,266
			10,540,299
Washington (5.0%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	3,000,000	3,042,283
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	764,950
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.50%, 12/1/54	Baa3	1,000,000	1,049,887
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/48	A−/F	1,200,000	1,214,358
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	425,360
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	522,026

20 Managed Municipal Income Trust

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Washington cont.
WA State Hsg. Fin. Comm. Rev. Bonds
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	$2,104,680	$1,914,840
Ser. 1, Class A, 3.375%, 4/20/37	BBB	3,189,611	2,804,686
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,068,146
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.375%, 7/1/63	BBB	800,000	862,777
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/56	Ba2	1,130,000	1,013,903
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	459,019
			15,142,235
West Virginia (2.0%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B, 6.00%, 9/1/48	Baa1	5,250,000	5,903,688
			5,903,688
Wisconsin (8.3%)
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	625,000	622,827
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB−/P	1,700,000	1,405,387
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,085,000	1,101,033
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40 (Prerefunded 4/1/30)	AAA/P	65,000	71,690
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	2,000,000	1,446,174
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/54	BB+/P	910,000	818,751
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,052,548
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	293,346
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB−/P	1,425,000	1,426,779
Pub. Fin. Auth. Multi-Fam. Hsg. 144A (Promenade Apt.), 6.25%, 2/1/39	BB−/P	800,000	815,116
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,250,000	2,417,603
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	A−/F	1,750,000	1,765,112
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	717,899
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB−	1,000,000	1,045,362
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	467,460

Managed Municipal Income Trust 21

MUNICIPAL BONDS AND NOTES (131.5%)* cont.	Rating**	Principal amount	Value
Wisconsin cont.
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB−	$800,000	$765,654
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB−	1,500,000	1,470,645
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB−/P	1,000,000	1,010,838
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	376,031
(St. John’s Communities, Inc.), 4.00%, 9/15/45	BBB/F	1,150,000	921,081
(St. John’s Communities, Inc.), 4.00%, 9/15/41	BBB/F	270,000	229,907
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,000,000	3,874,500
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary’s Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	375,755
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	929,852
			25,421,350
Total municipal bonds and notes (cost $411,496,300)			$396,332,902

SHORT-TERM INVESTMENTS (4.8%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	14,023,996	$14,023,996
U.S. Treasury Bills 5.382%, 7/23/24 #		$600,000	592,731
Total short-term investments (cost $14,616,762)			$14,616,727

TOTAL INVESTMENTS
Total investments (cost $426,113,062)	$410,949,629

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $301,416,281.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $247,888 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
L	Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

22 Managed Municipal Income Trust

T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.77%, 5.43%, 5.59%, 5.34%, 5.33%, and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	30.5%
	Education	26.3
	Land	11.0

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Bond Ultra 30 yr (Short)	37	$4,423,813	$4,423,813	Jun-24	$154,880
Unrealized appreciation					154,880
Unrealized (depreciation)					—
Total					$154,880

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$396,332,902	$—
Short-term investments	—	14,616,727	—
Totals by level	$—	$410,949,629	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$154,880	$—	$—
Totals by level	$154,880	$—	$—

The accompanying notes are an integral part of these financial statements.

Managed Municipal Income Trust 23

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $412,089,066)	$396,925,633
Affiliated issuers (identified cost $14,023,996) (Note 6)	14,023,996
Interest and other receivables	5,820,845
Receivable for investments sold	75,552
Receivable for variation margin on futures contracts (Note 1)	38,157
Prepaid assets	34,475
Total assets	416,918,658

LIABILITIES
Payable for investments purchased	875,234
Payable for purchases of delayed delivery securities (Note 1)	800,000
Payable for shares of the fund repurchased	210,892
Payable for compensation of Manager (Note 2)	419,013
Payable for custodian fees (Note 2)	6,938
Payable for investor servicing fees (Note 2)	25,729
Payable for Trustee compensation and expenses (Note 2)	121,318
Payable for administrative services (Note 2)	902
Payable for floating rate notes issued (Note 1)	12,299,679
Preferred share remarketing agent fees	26,907
Distributions payable to shareholders	1,185,493
Distributions payable to preferred shareholders (Note 1)	112,068
Other accrued expenses	68,204
Total liabilities	16,152,377
Series A remarketed preferred shares: (240 shares authorized and issued at $100,000 per
share) (Note 4)	24,000,000
Series C remarketed preferred shares: (1,507 shares authorized and issued at $50,000 per
share) (Note 4)	75,350,000
Net assets	$301,416,281

REPRESENTED BY
Paid-in capital — common shares (Unlimited shares authorized) (Notes 1 and 5)	$340,077,377
Total distributable earnings (Note 1)	(38,661,096)
Total — Representing net assets applicable to common shares outstanding	$301,416,281

COMPUTATION OF NET ASSET VALUE
Net asset value per common share ($301,416,281 divided by 45,739,545 shares)	$6.59

The accompanying notes are an integral part of these financial statements.

24 Managed Municipal Income Trust

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $130,234 from investments in affiliated issuers) (Note 6)	$9,681,180
Total investment income	9,681,180

EXPENSES
Compensation of Manager (Note 2)	1,099,154
Investor servicing fees (Note 2)	76,554
Custodian fees (Note 2)	7,851
Trustee compensation and expenses (Note 2)	8,372
Administrative services (Note 2)	5,946
Interest and fees expense (Note 1)	356,428
Preferred share remarketing agent fees	75,342
Other	242,887
Fees waived and reimbursed by Manager (Note 2)	(269,807)
Total expenses	1,602,727
Expense reduction (Note 2)	(749)
Net expenses	1,601,978

Net investment income	8,079,202

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,926,726)
Futures contracts (Note 1)	25,667
Swap contracts (Note 1)	(56,000)
Total net realized loss	(1,957,059)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	41,927,414
Futures contracts	154,880
Swap contracts	214,306
Total change in net unrealized appreciation	42,296,600

Net gain on investments	40,339,541

Net increase in net assets resulting from operations	48,418,743

Distributions to Series A and C remarketed preferred shareholders (Note 1):
From ordinary income
Taxable net investment income	(15,133)
From tax exempt net investment income	(2,987,657)
Net increase in net assets resulting from operations (applicable to common shareholders)	$45,415,953

The accompanying notes are an integral part of these financial statements.

Managed Municipal Income Trust 25

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$8,079,202	$15,571,536
Net realized loss on investments	(1,957,059)	(13,224,869)
Change in net unrealized appreciation of investments	42,296,600	9,995,743
Net increase in net assets resulting from operations	48,418,743	12,342,410

Distributions to Series A and C remarketed preferred
shareholders (Note 1):
From ordinary income
Taxable net investment income	(15,133)	(8,043)
From tax exempt net investment income	(2,987,657)	(5,429,673)
Net increase in net assets resulting from operations
(applicable to common shareholders)	45,415,953	6,904,694

Distributions to common shareholders (Note 1):
From ordinary income
Taxable net investment income	(13,624)	(742,130)
From tax exempt net investment income	(6,621,990)	(8,760,917)
From return of capital	—	(6,271,969)
Increase from issuance of common shares in connection
with reinvestment of distributions	—	260,630
Decrease from shares repurchased (Note 5)	(8,217,919)	(9,795,449)
Total increase (decrease) in net assets	30,562,420	(18,405,141)

NET ASSETS
Beginning of period	270,853,861	289,259,002
End of period	$301,416,281	$270,853,861

NUMBER OF FUND SHARES
Common shares outstanding at beginning of period	47,098,000	48,738,809
Shares issued in connection with dividend
reinvestment plan	—	39,845
Shares repurchased (Note 5)	(1,358,455)	(1,680,654)
Common shares outstanding at end of period	45,739,545	47,098,000

Series A Remarketed preferred shares outstanding at
beginning and end of period	240	240

Series C Remarketed preferred shares outstanding at
beginning and end of period	1,507	1,507

*Unaudited.

The accompanying notes are an integral part of these financial statements.

26 Managed Municipal Income Trust

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six
	months
	ended**			Year ended
	4/30/24	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period
(common shares)	$5.75	$5.94	$8.19	$7.91	$8.15	$7.64
Investment operations:
Net investment income [a]	.17	.32	.30	.31	.33	.38
Net realized and unrealized
gain (loss) on investments	.85	(.09)	(2.13)	.35	(.17)	.54
Total from investment operations	1.02	.23	(1.83)	.66	.16	.92
Distributions to preferred shareholders:
From net investment income	(.06)	(.11)	(.03)	—[e]	(.02)	(.04)
From capital gains	—	—	—[e]	—	(.01)	(.01)
Total from investment operations
(applicable to common shareholders)	.96	.12	(1.86)	.66	.13	.87
Distributions to common shareholders:
From net investment income	(.14)	(.20)	(.29)	(.32)	(.33)	(.31)
From capital gains	—	—	(.03)	(.06)	(.05)	(.07)
From return of capital	—	(.13)	(.07)	—	—	—
Total distributions	(.14)	(.33)	(.39)	(.38)	(.38)	(.38)
Increase from shares repurchased	.02	.02	—[e]	—	.01	.02
Net asset value, end of period
(common shares)	$6.59	$5.75	$5.94	$8.19	$7.91	$8.15
Market price, end of period
(common shares)	$5.85	$5.14	$5.75	$8.25	$7.64	$7.97
Total return at market price (%)
(common shares) [b]	16.52*	(5.69)	(26.35)	13.11	0.77	24.89
Total return at net asset value (%)
(common shares) [b]	17.11*	1.87	(23.46)	8.44	1.93	11.91

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(common shares) (in thousands)	$301,416	$270,854	$289,259	$401,053	$386,602	$401,242
Ratio of expenses to average
net assets (including interest
expense) (%) [c,d,f]	.52*g	1.21[g]	1.09[g]	.93	.98[g]	1.01
Ratio of net investment income
to average net assets (%) [c]	1.66*	3.27	3.75	3.73	3.92	4.21
Portfolio turnover (%)	10*	45	24	21	38	36

(Continued on next page)

Managed Municipal Income Trust 27

Financial highlights cont.

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

d Includes amounts paid through expense offset arrangements, if any (Note 2).

e Amount represents less than $0.01 per share.

f Includes interest and fee expense associated with borrowings which amounted to the following amounts as a percentage of average net assets:

Percentage of average net assets
April 30, 2024	0.12%
October 31, 2023	0.35
October 31, 2022	0.18
October 31, 2021	0.05
October 31, 2020	0.09
October 31, 2019	0.14

g Reflects waiver of certain fund expenses in connection with the fund’s remarketing preferred shares during the period. As a result of such waiver, the expenses of the fund reflect a reduction as a percentage of average net assets for the periods noted below (Note 2):

Percentage of average net assets
April 30, 2024	0.09%
October 31, 2023	0.18
October 31, 2022	0.01
October 31, 2020	>0.01

The accompanying notes are an integral part of these financial statements.

28 Managed Municipal Income Trust

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
State Street	State Street Bank and Trust Company

Putnam Managed Municipal Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The goal of the fund is to seek a high level of current income exempt from federal income tax. The fund intends to achieve its goal by investing in a diversified portfolio of tax-exempt municipal securities which Putnam Management believes does not involve undue risk to income or principal. Up to 60% of the fund’s assets may consist of high-yield tax-exempt municipal securities that are below investment grade and involve special risk considerations. The fund also uses leverage, primarily by issuing preferred shares in an effort to enhance the returns for the common shareholders.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Managed Municipal Income Trust 29

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

30 Managed Municipal Income Trust

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a

Managed Municipal Income Trust 31

secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $22,313,171 were held by the TOB trust and served as collateral for $12,299,679 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $309,305 for these investments based on an average interest rate of 3.59%.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$8,838,363	$10,227,210	$19,065,573

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $425,775,234, resulting in gross unrealized appreciation and depreciation of $18,920,845 and $33,591,570, respectively, or net unrealized depreciation of $14,670,725.

Distributions to shareholders Distributions to common and preferred shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund pays targeted distribution rates to its common shareholders. Distributions are sourced first from tax-exempt and ordinary income. The balance of the distributions, if any, comes next from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. Dividends on remarketed preferred shares become payable when, as and if declared by the Trustees. Each dividend period for the remarketed preferred Series A shares is generally a 28 day period, and generally a 7 day period for Series C. The applicable dividend rate for the remarketed preferred shares on April 30, 2024 was 5.882% on Series A, and 5.882% for Series C. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

During the reporting period, the fund has experienced unsuccessful remarketings of its remarketed preferred shares. As a result, dividends to the remarketed preferred shares have been paid at the “maximum dividend rate,” pursuant to the fund’s by-laws, which, based on the current credit quality of the remarketed preferred shares, equals 110% of the 60-day “AA” composite commercial paper rate.

Determination of net asset value Net asset value of the common shares is determined by dividing the value of all assets of the fund, less all liabilities and the liquidation preference (redemption value of preferred shares, plus accumulated and unpaid dividends) of any outstanding remarketed preferred shares, by the total number of common shares outstanding as of period end.

32 Managed Municipal Income Trust

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund, including assets attributable to preferred shares. Such fee is based on the following annual rates based on the average weekly net assets attributable to common and preferred shares.

The lesser of (i) 0.550% of average net assets attributable to common and preferred shares outstanding, or (ii) the following rates:

	of the first $500 million of average		of the next $5 billion of average weekly
0.650%	weekly net assets,	0.425%	net assets,
	of the next $500 million of average		of the next $5 billion of average weekly
0.550%	weekly net assets,	0.405%	net assets,
	of the next $500 million of average		of the next $5 billion of average weekly
0.500%	weekly net assets,	0.390%	net assets and
	of the next $5 billion of average weekly	0.380%	of any excess thereafter.
0.450%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.271% of the fund’s average net assets attributable to common and preferred shares outstanding.

If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the fund’s gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Putnam Management for that period will be reduced by the amount of the excess (but not more than the effective management fees rate under the contract multiplied by the liquidation preference of the remarketed preferred shares outstanding during the period). For the reporting period, Putnam Management reimbursed $269,807 to the fund. Any amount in excess of the fee payable to Putnam Management for a given period will be used to reduce any subsequent fee payable to Putnam Management, as may be necessary. As of April 30, 2024, this excess amounted to $2,030,966.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until March 19, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On March 19, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on March 19, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Managed Municipal Income Trust 33

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $749 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $239, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$42,237,774	$69,829,671
U.S. government securities (Long-term)	—	—
Total	$42,237,774	$69,829,671

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Preferred shares

The Series A (240) and C (1,507) Remarketed Preferred shares are redeemable at the option of the fund on any dividend payment date at a redemption price of $100,000 per Series A Remarketed Preferred share and $50,000 per Series C Remarketed Preferred share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.

It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the fund earns taxable income and capital gains by the conclusion of a fiscal year, it may be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.

Under the Investment Company Act of 1940, the fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares. Additionally, the fund’s bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the remarketed preferred shares by the shares’ rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred

34 Managed Municipal Income Trust

shares not be paid, the fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At April 30, 2024, no such restrictions have been placed on the fund.

Note 5: Shares repurchased

In September 2023, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2024 (based on shares outstanding as of September 30, 2023). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2023 (based on shares outstanding as of September 30, 2022). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 1,358,455 common shares for an aggregate purchase price of $8,217,919, which reflects a weighted-average discount from net asset value per share of 8.83%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 1,680,654 common shares for an aggregate purchase price of $9,795,449, which reflected a weighted-average discount from net asset value per share of 8.84%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,200 shares of the fund (0.005% of the fund’s shares outstanding), valued at $14,498 based on net asset value.

Note 6: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$3,978,234	$56,595,262	$46,549,500	$130,234	$14,023,996
Total Short-term
investments	$3,978,234	$56,595,262	$46,549,500	$130,234	$14,023,996

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Managed Municipal Income Trust 35

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	30
OTC total return swap contracts (notional)	$290,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	$154,880 *	Unrealized depreciation	$—
Total		$154,880		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$25,667	$(56,000)	$(30,333)
Total	$25,667	$(56,000)	$(30,333)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$154,880	$214,306	$369,186
Total	$154,880	$214,306	$369,186

36 Managed Municipal Income Trust

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$38,157	$38,157
Total Assets	$38,157	$38,157
Liabilities:
Futures contracts§	—	—
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$38,157	$38,157
Total collateral received (pledged)†##	$—
Net amount	$38,157
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $247,888.

Managed Municipal Income Trust 37

Shareholder meeting results (Unaudited)

April 26, 2024 annual meeting

At the meeting, a proposal to fix the number of trustees at 12 was approved as follows:

Votes for	Votes against	Abstentions
33,150,069	1,465,004	840,487

At the meeting, each of the nominees for Trustees was elected as follows:

	Votes for	Votes withheld
Liaquat Ahamed	32,118,042	3,337,523
Barbara M. Baumann	32,533,490	2,922,075
Catharine Bond Hill	32,491,979	2,963,586
Kenneth R. Leibler	32,207,708	3,247,857
Jennifer Williams Murphy	32,451,186	3,004,379
Marie Pillai	32,382,480	3,073,084
Robert L. Reynolds	32,176,569	3,278,996
Manoj P. Singh	32,196,954	3,258,611
Mona K. Sutphen	32,067,187	3,388,378
Jane E. Trust	32,543,046	2,912,519

A quorum was not present with respect to the matter of electing two Trustees to be voted on by the preferred shareholders voting as a separate class. As a result, in accordance with the fund’s Declaration of Trust and Bylaws, independent Trustees Katinka Domotorffy and George Putnam III remain in office and continue to serve as Trustees.

A Proposal did not pass to convert Putnam Managed Municipal Income Trust to an open-end investment company and approving certain related amendments to its Declaration of Trust.

Votes for	Votes against	Broker Non votes
1,838,975	10,400,189	22,044,042

March 19, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
21,027,410	1,677,560	2,180,535

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
20,952,659	1,753,639	2,179,209

All tabulations are rounded to the nearest whole number.

38 Managed Municipal Income Trust

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisor	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
Marketing Services	Manoj P. Singh
Putnam Retail Management	Mona K. Sutphen	Martin Lemaire
Limited Partnership	Jane E. Trust	Vice President and
100 Federal Street		Derivatives Risk Manager
Boston, MA 02110	Officers
	Robert L. Reynolds	Denere P. Poulack
Custodian	President, The Putnam Funds	Assistant Vice President,
State Street Bank		Assistant Clerk, and
and Trust Company	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Legal Counsel	Assistant Treasurer	Janet C. Smith
Ropes & Gray LLP		Vice President,
	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
	Chief Compliance Officer	and Assistant Treasurer

Stephen J. Tate
Vice President and
Chief Legal Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com or franklintempleton.com anytime for up-to-date information about the fund’s NAV.

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Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

November 1 — November 30, 2023	141,252	$5.79	141,252	4,545,570

December 1 — December 31, 2023	311,945	$6.11	311,945	4,233,625

January 1 — January 31, 2024	189,010	$6.15	189,010	4,044,615

February 1 — February 28, 2024	97,426	$6.16	97,426	3,947,189

March 1 — March 31, 2024	299,763	$6.13	299,763	3,647,426

April 1 — April 30, 2024	319,059	$5.94	319,059	3,328,367

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2022, which was in effect between October 1, 2022 and September 30, 2023, allowed the fund to repurchase up to 4,877,463 of its shares. The program renewed by the Board in September 2023, which is in effect between October 1, 2023 and September 30, 2024, allows the fund to repurchase up to 4,715,012 of its shares.

**	Information prior to October 1, 2023, is based on the total number of shares eligible for repurchase under the program, as amended through September 2022. Information from October 1, 2023 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2023.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4) 19(a) Notices to Beneficial Owners are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024